Equipment (Tables)	6 Months Ended
Jun. 30, 2017
Table Text Block [Abstract]
Property, Plant and Equipment [Table Text Block]
	June 30, 2017			December 31, 2016
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value
Office equipment	$53	$3	$50	$40	$34	$6
Computer equipment	146	126	20	170	144	26
Field equipment	45	38	7	36	30	6
Buildings	44	1	43	41	36	5
	$288	$168	$120	$287	$244	$43